Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000174346 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174346 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000174346 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174346 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174346 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174346 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174346 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174346 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174346 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174346 | 52472T718
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174346 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174346 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174346 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174346 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174346 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000174346 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000174346 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174346 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000174346 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174346 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000174346 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000174346 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000174346 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000174346 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000174346 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174345 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174345 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000174345 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174345 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174345 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174345 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174345 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174345 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174345 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174345 | 52472T718
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174345 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174345 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174345 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174345 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174345 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000174345 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000174345 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174345 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000174345 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174345 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000174345 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000174345 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000174345 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000174345 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000174345 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010077 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000010077 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000010077 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010077 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010077 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010077 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010077 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010077 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010077 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010077 | 52472T718
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010077 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010077 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010077 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010077 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010077 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000010077 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000010077 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000010077 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000010077 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000010077 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000010077 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000010077 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000010077 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000010077 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000010077 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176586 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000176586 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000176586 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176586 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000176586 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176586 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000176586 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000176586 | 52472T718
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176586 | 31641Q789
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176586 | 359246857
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176586 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000176586 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000176586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000176586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000176586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000176586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000176586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000176586 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000176586 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000176586 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000176586 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169633 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000169633 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000169633 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169633 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000169633 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169633 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169633 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000169633 | 52472T718
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000169633 | 31641Q789
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169633 | 359246857
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169633 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169633 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169633 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169633 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169633 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169633 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000169633 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000169633 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169633 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000169633 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000169633 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000169633 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000169633 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000169633 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000169633 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010070 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000010070 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000010070 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010070 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000010070 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010070 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000010070 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000010070 | 52472T718
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000010070 | 31641Q789
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010070 | 359246857
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010070 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010070 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010070 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010070 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010070 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000010070 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000010070 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000010070 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000010070 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000010070 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000010070 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000010070 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000010070 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000010070 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000010070 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174342 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174342 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174342 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174342 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174342 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174342 | 22160K105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174342 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174342 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174342 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174342 | 931142103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174342 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174342 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174342 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174342 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174342 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000174342 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000174342 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174342 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000174342 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000174342 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000174342 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000174342 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000174342 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174342 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000174342 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174341 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174341 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174341 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174341 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174341 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174341 | 22160K105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174341 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174341 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174341 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174341 | 931142103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174341 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174341 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174341 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174341 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000174341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000174341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174341 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000174341 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000174341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000174341 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000174341 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000174341 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174341 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000174341 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000010072 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010072 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010072 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010072 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010072 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010072 | 22160K105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010072 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010072 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010072 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010072 | 931142103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010072 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010072 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010072 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010072 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010072 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000010072 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000010072 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000010072 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000010072 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000010072 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000010072 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000010072 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000010072 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010072 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000010072 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174348 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174348 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174348 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174348 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174348 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174348 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174348 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174348 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174348 | 46432F842
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000174348 | 46434G103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174348 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174348 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174348 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174348 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174348 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000174348 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000174348 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000174348 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000174348 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000174348 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000174348 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000174348 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000174348 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000174348 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000174348 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000174347 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174347 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174347 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174347 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174347 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174347 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174347 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174347 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174347 | 46432F842
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000174347 | 46434G103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174347 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174347 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174347 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174347 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174347 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000174347 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000174347 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000174347 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000174347 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000174347 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000174347 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000174347 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000174347 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000174347 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000174347 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010078 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010078 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010078 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010078 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010078 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010078 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010078 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010078 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010078 | 46432F842
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000010078 | 46434G103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010078 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010078 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010078 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010078 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010078 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000010078 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000010078 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000010078 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000010078 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000010078 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000010078 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000010078 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000010078 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000010078 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000010078 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253095 | 912797MG9
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000253095 | 880590HX5
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000253095 | 91282CJD4
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253095 | 91282CHS3
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000253095 | 313397JE2
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253095 | 912797PF8
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253095 | 313385JU1
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253095 | 912797QK6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253095 | 313397LW9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253095 | 912797PG6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253095 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253095 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000253095 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000253095 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000173654 | 912797MG9
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000173654 | 880590HX5
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000173654 | 91282CJD4
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000173654 | 91282CHS3
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000173654 | 313397JE2
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000173654 | 912797PF8
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000173654 | 313385JU1
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000173654 | 912797QK6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173654 | 313397LW9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173654 | 912797PG6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173654 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000173654 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000173654 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000173654 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000174353 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000174353 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000174353 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174353 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174353 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174353 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174353 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174353 | 52472T718
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174353 | 31641Q789
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174353 | 359246857
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174353 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174353 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174353 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174353 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174353 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174353 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000174353 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000174353 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000174353 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000174353 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000174353 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000174353 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000174353 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000174353 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000174353 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174354 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000174354 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000174354 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174354 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174354 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174354 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174354 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174354 | 52472T718
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174354 | 31641Q789
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174354 | 359246857
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174354 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174354 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174354 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174354 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174354 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174354 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000174354 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000174354 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000174354 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000174354 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000174354 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000174354 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000174354 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000174354 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000174354 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000157689 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000157689 | 057071870
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000157689 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157689 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000157689 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157689 | 256210105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157689 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000157689 | 52472T718
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157689 | 31641Q789
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157689 | 359246857
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157689 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000157689 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157689 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157689 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157689 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000157689 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000157689 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000157689 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000157689 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000157689 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000157689 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000157689 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000157689 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000157689 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000157689 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174337 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174337 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174337 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174337 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174337 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174337 | 22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174337 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174337 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174337 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174337 | 931142103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174337 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174337 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174337 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174337 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174337 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000174337 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000174337 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000174337 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000174337 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000174337 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000174337 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000174337 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000174337 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000174337 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174338 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174338 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174338 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174338 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174338 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174338 | 22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174338 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174338 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174338 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174338 | 931142103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174338 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174338 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174338 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174338 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174338 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000174338 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000174338 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000174338 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000174338 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000174338 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000174338 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000174338 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000174338 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000174338 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010069 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000010069 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000010069 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000010069 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010069 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010069 | 22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010069 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010069 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010069 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010069 | 931142103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010069 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010069 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010069 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010069 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010069 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000010069 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000010069 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000010069 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000010069 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000010069 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000010069 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000010069 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000010069 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000010069 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174339 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174339 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174339 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174339 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174339 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174339 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174339 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174339 | 46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174339 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174339 | 88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174339 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174339 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174339 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174339 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174339 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174339 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000174339 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000174339 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174339 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000174339 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000174339 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000174339 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000174339 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174339 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000174339 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174340 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174340 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174340 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174340 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174340 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174340 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174340 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174340 | 46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174340 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174340 | 88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174340 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174340 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174340 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174340 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000174340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000174340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174340 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000174340 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000174340 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000174340 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000174340 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174340 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000174340 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010071 | 31617L798
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010071 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010071 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010071 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010071 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010071 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010071 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010071 | 46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010071 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010071 | 88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010071 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000010071 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000010071 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000010071 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010071 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010071 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010071 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000010071 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010071 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010071 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000010071 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000010071 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000010071 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000010071 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000010071 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174352 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174352 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174352 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174352 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174352 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174352 | 22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174352 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174352 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174352 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174352 | 882508104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174352 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174352 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174352 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174352 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174352 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000174352 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000174352 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000174352 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174352 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000174352 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000174352 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000174352 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174352 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174352 | Common Stocks - Long
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000174351 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174351 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174351 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174351 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174351 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174351 | 22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174351 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174351 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174351 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174351 | 882508104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174351 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174351 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174351 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174351 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174351 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000174351 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000174351 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000174351 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174351 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000174351 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000174351 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000174351 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174351 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174351 | Common Stocks - Long
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000112985 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000112985 | 084670702
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112985 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112985 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112985 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112985 | 22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112985 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112985 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112985 | 57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112985 | 882508104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112985 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112985 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112985 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112985 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000112985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000112985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000112985 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000112985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000112985 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000112985 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112985 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112985 | Common Stocks - Long
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000174350 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000174350 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000174350 | 52472T718
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174350 | 31641Q789
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174350 | 27827V105
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000174350 | 25264S536
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000174350 | 893962134
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000174350 | 722005170
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000174350 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000174350 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174350 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174350 | International Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000174350 | U.S. Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000174350 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000174350 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174350 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174349 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000174349 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000174349 | 52472T718
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174349 | 31641Q789
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174349 | 27827V105
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000174349 | 25264S536
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000174349 | 893962134
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000174349 | 722005170
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000174349 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000174349 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174349 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174349 | International Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000174349 | U.S. Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000174349 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000174349 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174349 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099971 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099971 | 464288281
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000099971 | 52472T718
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099971 | 31641Q789
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099971 | 27827V105
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000099971 | 25264S536
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000099971 | 893962134
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000099971 | 722005170
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000099971 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000099971 | 315806802
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099971 | Money Market Registered Investment Companies - Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099971 | International Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000099971 | U.S. Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000099971 | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000099971 | Money Market Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099971 | Other Assets/Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%